Taxes Payable	12 Months Ended
Dec. 31, 2023
Taxes Payable [Abstract]
Taxes payable
11.	Taxes payable

	As of December 31,
	2022	2023
Value-added tax	718,051	778,011
Surtaxes	335	2,178
Withholding individual income tax	67,082	51,320
Total	785,468	831,509